Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Classes of current inventories [abstract]
Raw materials	¥ 93,304	$ 13,571	¥ 109,756
Work in progress	48,568	7,064	48,102
Finished goods	30,239	4,398	20,176
Inventories	¥ 172,111	$ 25,033	¥ 178,034